DEFINED BENEFIT PENSION PLANS - Schedule of Defined Benefit Plan Assets Fair Value Measurements (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 29,223	$ 29,050	$ 27,267
Fair Value, Measurements, Recurring
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 29,223	$ 29,050
Asset Allocations	100.00%	100.00%
Fair Value, Measurements, Recurring | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 0	$ 0
Fair Value, Measurements, Recurring | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	29,223	29,050
Fair Value, Measurements, Recurring | Insurance contract
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 28,554	$ 28,388
Asset Allocations	98.00%	98.00%
Fair Value, Measurements, Recurring | Insurance contract | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 0	$ 0
Fair Value, Measurements, Recurring | Insurance contract | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Insurance contract | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	28,554	28,388
Fair Value, Measurements, Recurring | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 669	$ 662
Asset Allocations	2.00%	2.00%
Fair Value, Measurements, Recurring | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 0	$ 0
Fair Value, Measurements, Recurring | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fair Value, Measurements, Recurring | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 669	$ 662